EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [line items]
Net income (loss)		$ 492	$ (44)	$ 1
Non-controlling interests		$ 2	$ 0	$ 0
Weighted average shares – Class C shares (in shares)		30,919,577	19,903,823	85,000,000
Earnings per share per class C share - basic (USD per share)		$ 15.68	$ (2.58)	$ 18.92
Class A exchangeable shares
Earnings per share [line items]
Net income (loss) for the year	[1]	$ 0	$ 5	$ 1
Class A exchangeable and Class B
Earnings per share [line items]
Net income (loss) for the year	[2]	6	3	0
Class C shareholders
Earnings per share [line items]
Net income (loss) for the year	[2]	$ 484	$ (52)	$ 0
Earnings per share per class C share - basic (USD per share)		$ 15.68	$ (2.58)

[1]	For the periods prior to June 28, 2021. See Note 1(b).
[2]	For the periods June 28, 2021 onward. See Note 1(b).